Business combination - Summary of gain from bargain purchase recognized as a result of business combination (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Gain from bargain purchase		₩ (12,349)	₩ 0	₩ 0
Shinhan EZ General Insurance, Ltd [Member]
Disclosure of detailed information about business combination [line items]
Transfer cost	[1]	43,367
Fair value of identifiable net assets		55,716
Gain from bargain purchase		₩ (12,349)

[1]	Includes the 5.46% shares Shinhan Life Insurance Co., Ltd. held.